LEASES - Lease Expense (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating lease cost	$ 69,904	$ 12,471	$ 94,846	$ 36,313	$ 48,784	$ 19,868
Variable lease cost	20,540	1,221	29,465	2,444	3,664	1,019
Total lease cost	$ 90,444	$ 13,692	$ 124,311	$ 38,757	52,449	20,887
Abacus Settlements, LLC
Operating lease cost					190,183	126,178
Variable lease cost					9,403	10,756
Total lease cost					$ 199,586	$ 136,935